Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN
333-72042    HV-5776 - PremierSolutions Cornerstone
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Supplement dated September 8, 2023 to your Prospectus dated May 1, 2023
This Supplement dated September 8, 2023 amends certain information contained in the Prospectus dated May 1, 2023.
Appendix A – Underlying Funds
Effective immediately, the Subadviser for the Delaware Ivy Science & Technology Fund– Class Y in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 is changed to Macquarie Investment Management Global Limited.
Also effective immediately, the Current Expenses for the below-listed funds in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 are changed as expressed in the updated Appendix A – Underlying Funds table below in this Supplement.
Federated Hermes Total Return Bond Fund - Class A	PIMCO Total Return ESG Fund - Admin Class
Goldman Sachs Core Fixed Income Fund - Class A	Pioneer Fundamental Growth Fund - Class A
Goldman Sachs High Yield Fund - Class A
All other information contained in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 remains unchanged.
FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Technology	Delaware Ivy Science & Technology Fund - Class Y Adviser: Delaware Management Company Subadviser: Macquarie Investment Management Global Limited	1.20%	-32.41%	8.64%	12.14%
US Fund Intermediate Core- Plus Bond	Federated Hermes Total Return Bond Fund - Class A* Adviser: Federated Investment Management Company Subadviser: N/A	0.99%	-12.97%	0.33%	1.23%
US Fund Intermediate Core Bond	Goldman Sachs Core Fixed Income Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.72%	-14.36%	-0.09%	0.89%
US Fund High Yield Bond	Goldman Sachs High Yield Fund - Class A* Adviser: Goldman Sachs Asset Management, L.P. Subadviser: N/A	0.98%	-12.67%	1.06%	2.75%

FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Intermediate Core- Plus Bond	PIMCO Total Return ESG Fund - Admin Class Adviser: Pacific Investment Management Company, LLC Subadviser: N/A	0.86%	-15.79%	-0.58%	0.59%
US Fund Large Growth	Pioneer Fundamental Growth Fund - Class A Adviser: Amundi Asset Management US, Inc. Subadviser: N/A	1.02%	-20.77%	10.56%	12.94%

* This Fund’s Current Expenses reflect a temporary fee reduction.

This Supplement must be accompanied by and read in conjunction with the current Prospectus dated May 1, 2023. Please read this Supplement carefully and retain it for future reference.

2023-PROSUPP-22-HV5776